Financial Statement Balances and Amounts of VIEs and Subsidiaries Included in Consolidating Financial Statements After Elimination of Intercompany Balances and Transactions Among VIEs and Subsidiaries within Group (Detail)
¥ in Millions, $ in Millions
		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents		¥ 24,606		¥ 24,832	¥ 25,231	$ 3,519
Short-term investments, net		90,661		102,608		12,964
Total current assets		151,970		168,849		21,732
Fixed assets, net		26,281		30,102		3,758
Long-term investments, net		44,918		41,721		6,423
Long-term time deposits and held-to-maturity investments		123,862		98,535		17,712
Total non-current assets		297,187		258,931		42,497
Total		449,157		427,780		64,229
Accounts payable and accrued liabilities		38,891		41,443		5,561
Total current third-party liabilities		86,328		80,953		12,344
Total non-current third-party liabilities		73,103		63,215		10,454
Revenue		129,079	$ 18,458	133,125	134,598
Net income (loss)		5,457	780	24,175	21,549
Net cash provided by/(used in) operating activities		(3,013)	(431)	21,234	36,615
Net cash used in investing activities		(25,136)	(3,594)	(8,555)	(50,397)
Net cash provided by/(used in) financing activities		17,142	2,451	(13,759)	(14,162)
Variable Interest Entity
Variable Interest Entity [Line Items]
Cash and cash equivalents		2,803		1,991		401
Short-term investments, net		4,748		5,473		679
Others		21,875		18,331		3,128
Total current assets		29,426		25,795		4,208
Fixed assets, net		9,086		12,583		1,299
Long-term investments, net		17,652		16,410		2,524
Long-term time deposits and held-to-maturity investments		3,715		3,384		531
Others		50,905		41,806		7,280
Total non-current assets		81,358		74,183		11,634
Total		110,784		99,978		15,842
Accounts payable and accrued liabilities		17,157		18,527		2,453
Others		20,008		21,184		2,862
Total current third-party liabilities		37,165		39,711		5,315
Total non-current third-party liabilities		8,242		7,352		1,179
Total		93,553		73,992		13,378
Revenue		74,650	10,675	66,755	67,001
Net income (loss)		(10,149)	(1,451)	2,625	4,202
Net cash provided by/(used in) operating activities		(14,504)	(2,074)	(7,363)	5,328
Net cash used in investing activities		(4,985)	(713)	(7,584)	(2,381)
Net cash provided by/(used in) financing activities		20,398	$ 2,917	12,098	¥ (1,998)
Variable Interest Entity | Amounts due to the entities within Baidu
Variable Interest Entity [Line Items]
Amounts due to the other entities within Baidu	[1]	¥ 48,146		¥ 26,929		$ 6,884

[1]	It represents the elimination of intercompany balances among Baidu, Inc., primary beneficiaries of VIEs excluding Baidu, Inc., other subsidiaries and the VIEs and VIEs’ subsidiaries.